Investment in joint ventures accounted for under the equity method: (Details Textual) $ in Thousands, $ in Millions	1 Months Ended	7 Months Ended	12 Months Ended
	May 26, 2017	Dec. 31, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)
Revenues Collected by Passenger Installation Charges		$ 191,356	$ 329,532
LMM Airport [member] | Aeropuerto de Cancun, S. A. de C. V. [member]
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 7,846,000	$ 615
Bonds [member] | Aeropuerto de Cancun, S. A. de C. V. [member]
Notional amount					$ 4,471,000		$ 350
Aerostar Airport Holdings, LLC [member]
Proportion of ownership interest in joint venture	50.00%			60.00%
Lease Term of Contract					40 years	40 years
Aerostar Airport Holdings, LLC [member] | Aeropuerto de Cancun, S. A. de C. V. [member]
Proportion of ownership interest in joint venture	50.00%			60.00%
Aerostar Airport Holdings, LLC [member] | Highstar Capital IV, L.P. [member]
Proportion of ownership interest in joint venture	50.00%
Aerostar Airport Holdings, LLC [member] | Public Sector Pension Investment Board [member]
Proportion of ownership interest in joint venture				40.00%